                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09585

                       Pioneer Research Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Research Fund

 Schedule of Investments 9/28/2012

 Shares

 Value

 COMMON STOCKS - 98.7%

 Energy - 11.3%

 Oil & Gas Drilling - 0.6%

 6,490

 Ensco Plc

 $

 354,094

 Oil & Gas Equipment & Services - 1.6%

 4,741

 National Oilwell Varco, Inc.

 $

 379,802

 9,100

 Schlumberger, Ltd.

 658,203

 $

 1,038,005

 Integrated Oil & Gas - 7.4%

 14,242

 Chevron Corp.

 $

 1,660,048

 25,644

 Exxon Mobil Corp.

 2,345,144

 7,238

 Occidental Petroleum Corp.

 622,902

 $

 4,628,094

 Oil & Gas Exploration & Production - 1.1%

 22,570

 Marathon Oil Corp.

 $

 667,395

 Oil & Gas Refining & Marketing - 0.6%

 7,100

 Marathon Petroleum Corp. *

 $

 387,589

 Total Energy

 $

 7,075,177

 Materials - 3.4%

 Diversified Chemicals - 0.7%

 8,690

 EI du Pont de Nemours & Co.

 $

 436,846

 Fertilizers & Agricultural Chemicals - 0.9%

 10,188

 The Mosaic Co.

 $

 586,931

 Specialty Chemicals - 0.9%

 8,545

 Ecolab, Inc.

 $

 553,801

 Diversified Metals & Mining - 0.9%

 13,612

 Freeport-McMoRan Copper & Gold, Inc.

 $

 538,763

 Total Materials

 $

 2,116,341

 Capital Goods - 7.8%

 Aerospace & Defense - 1.6%

 12,919

 United Technologies Corp.

 $

 1,011,429

 Construction & Engineering - 1.0%

 19,919

 KBR, Inc.

 $

 593,985

 Industrial Conglomerates - 1.7%

 11,812

 3M Co.

 $

 1,091,665

 Construction & Farm Machinery & Heavy Trucks - 2.0%

 5,150

 Cummins, Inc.

 $

 474,882

 6,200

 Joy Global, Inc.

 347,572

 33,680

 The Manitowoc Co., Inc.

 449,291

 $

 1,271,745

 Industrial Machinery - 1.5%

 10,090

 Ingersoll-Rand Plc

 $

 452,234

 6,973

 SPX Corp.

 456,104

 $

 908,338

 Total Capital Goods

 $

 4,877,162

 Transportation - 1.8%

 Air Freight & Logistics - 0.9%

 7,810

 United Parcel Service, Inc. (Class B)

 $

 558,962

 Railroads - 0.9%

 4,993

 Union Pacific Corp.

 $

 592,669

 Total Transportation

 $

 1,151,631

 Consumer Services - 2.9%

 Hotels, Resorts & Cruise Lines - 0.5%

 8,137

 Marriott International, Inc.

 $

 318,157

 Restaurants - 2.4%

 1,110

 Chipotle Mexican Grill, Inc. *

 $

 352,469

 6,901

 McDonald's Corp.

 633,167

 9,978

 Starbucks Corp.

 506,384

 $

 1,492,020

 Total Consumer Services

 $

 1,810,177

 Media - 4.1%

 Cable & Satellite - 1.6%

 28,902

 Comcast Corp.

 $

 1,033,825

 Movies & Entertainment - 2.5%

 21,050

 The Walt Disney Co.

 $

 1,100,494

 9,700

 Time Warner, Inc.

 439,701

 $

 1,540,195

 Total Media

 $

 2,574,020

 Retailing - 3.7%

 Internet Retail - 0.5%

 1,302

 Amazon.com, Inc. *

 $

 331,125

 Department Stores - 0.6%

 9,659

 Macy's, Inc.

 $

 363,372

 General Merchandise Stores - 0.6%

 5,548

 Family Dollar Stores, Inc.

 $

 367,832

 Home Improvement Retail - 2.0%

 16,000

 Lowe's Companies, Inc.

 $

 483,840

 12,410

 The Home Depot, Inc.

 749,192

 $

 1,233,032

 Total Retailing

 $

 2,295,361

 Food & Staples Retailing - 2.5%

 Drug Retail - 1.2%

 15,058

 CVS Caremark Corp.

 $

 729,108

 Food Retail - 1.3%

 8,390

 Whole Foods Market, Inc.

 $

 817,186

 Total Food & Staples Retailing

 $

 1,546,294

 Food, Beverage & Tobacco - 6.1%

 Distillers & Vintners - 1.0%

 19,354

 Constellation Brands, Inc. *

 $

 626,102

 Soft Drinks - 1.2%

 6,240

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 573,955

 4,000

 Monster Beverage Corp. *

 216,640

 $

 790,595

 Packaged Foods & Meats - 1.4%

 13,463

 Campbell Soup Co.

 $

 468,782

 5,674

 The Hershey Co.

 402,230

 $

 871,012

 Tobacco - 2.5%

 18,180

 Altria Group, Inc.

 $

 607,030

 10,440

 Philip Morris International, Inc.

 938,974

 $

 1,546,004

 Total Food, Beverage & Tobacco

 $

 3,833,713

 Household & Personal Products - 2.5%

 Household Products - 1.3%

 6,647

 Church & Dwight Co., Inc.

 $

 358,872

 4,310

 Colgate-Palmolive Co.

 462,118

 $

 820,990

 Personal Products - 1.2%

 12,302

 The Estee Lauder Companies, Inc.

 $

 757,434

 Total Household & Personal Products

 $

 1,578,424

 Health Care Equipment & Services - 3.2%

 Health Care Equipment - 1.1%

 6,051

 Baxter International, Inc.

 $

 364,633

 6,018

 Covidien Plc

 357,590

 $

 722,223

 Health Care Distributors - 0.3%

 4,202

 Cardinal Health, Inc.

 $

 163,752

 Health Care Services - 1.2%

 2,567

 DaVita, Inc. *

 $

 265,967

 7,625

 Express Scripts Holding Co. *

 477,859

 $

 743,826

 Managed Health Care - 0.6%

 5,821

 Aetna, Inc.

 $

 230,512

 2,120

 Humana, Inc.

 148,718

 $

 379,230

 Total Health Care Equipment & Services

 $

 2,009,031

 Pharmaceuticals, Biotechnology & Life Sciences - 8.8%

 Biotechnology - 2.6%

 1,742

 Alexion Pharmaceuticals, Inc. *

 $

 199,285

 4,500

 Celgene Corp. *

 343,800

 7,590

 Gilead Sciences, Inc. *

 503,445

 5,620

 Incyte Corp, Ltd. *

 101,441

 8,445

 Vertex Pharmaceuticals, Inc. *

 472,498

 $

 1,620,469

 Pharmaceuticals - 5.9%

 5,800

 Allergan, Inc.

 $

 531,164

 16,480

 Johnson & Johnson

 1,135,637

 52,229

 Pfizer, Inc.

 1,297,891

 4,175

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 172,887

 6,280

 Watson Pharmaceuticals, Inc. *

 534,805

 $

 3,672,384

 Life Sciences Tools & Services - 0.3%

 5,810

 Agilent Technologies, Inc.

 $

 223,394

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,516,247

 Banks - 3.8%

 Diversified Banks - 1.7%

 31,376

 Wells Fargo & Co.

 $

 1,083,413

 Regional Banks - 2.1%

 20,747

 PNC Financial Services Group, Inc.

 $

 1,309,136

 Total Banks

 $

 2,392,549

 Diversified Financials - 5.9%

 Other Diversified Financial Services - 1.6%

 30,100

 Citigroup, Inc.

 $

 984,872

 Consumer Finance - 2.1%

 13,151

 Capital One Financial Corp.

 $

 749,739

 14,300

 Discover Financial Services

 568,139

 $

 1,317,878

 Asset Management & Custody Banks - 0.9%

 11,090

 Invesco, Ltd.

 $

 277,139

 11,307

 The Carlyle Group LP

 296,696

 $

 573,835

 Investment Banking & Brokerage - 1.3%

 29,750

 E*Trade Financial Corp. *

 $

 262,098

 4,800

 The Goldman Sachs Group, Inc.

 545,664

 $

 807,762

 Total Diversified Financials

 $

 3,684,347

 Insurance - 3.7%

 Life & Health Insurance - 2.0%

 12,128

 Aflac, Inc.

 $

 580,689

 11,720

 MetLife, Inc.

 403,871

 13,524

 Unum Group

 259,931

 $

 1,244,491

 Property & Casualty Insurance - 1.7%

 7,758

 ACE, Ltd.

 $

 586,505

 11,731

 The Allstate Corp.

 464,665

 $

 1,051,170

 Total Insurance

 $

 2,295,661

 Real Estate - 0.5%

 Residential REIT's - 0.5%

 7,740

 American Campus Communities, Inc.

 $

 339,631

 Total Real Estate

 $

 339,631

 Software & Services - 9.5%

 Internet Software & Services - 3.1%

 2,070

 Google, Inc. *

 $

 1,561,815

 22,456

 Yahoo!, Inc. *

 358,735

 $

 1,920,550

 Application Software - 1.9%

 5,416

 Citrix Systems, Inc. *

 $

 414,703

 24,151

 Compuware Corp. *

 239,336

 16,965

 Nuance Communications, Inc. *

 422,259

 3,557

 Splunk, Inc. *

 130,613

 $

 1,206,911

 Systems Software - 4.5%

 53,645

 Microsoft Corp.

 $

 1,597,548

 38,126

 Oracle Corp.

 1,200,588

 $

 2,798,136

 Total Software & Services

 $

 5,925,597

 Technology Hardware & Equipment - 8.4%

 Communications Equipment - 1.6%

 2,600

 F5 Networks, Inc. *

 $

 272,220

 11,529

 Qualcomm, Inc.

 720,447

 $

 992,667

 Computer Hardware - 6.1%

 5,146

 Apple, Inc.

 $

 3,433,712

 23,830

 Hewlett-Packard Co.

 406,540

 $

 3,840,252

 Computer Storage & Peripherals - 0.7%

 9,790

 SanDisk Corp. *

 $

 425,180

 Total Technology Hardware & Equipment

 $

 5,258,099

 Semiconductors & Semiconductor Equipment - 2.3%

 Semiconductor Equipment - 0.8%

 8,685

 ASML Holding NV (A.D.R.)

 $

 466,211

 Semiconductors - 1.5%

 13,210

 Analog Devices, Inc.

 $

 517,700

 13,070

 Xilinx, Inc.

 436,669

 $

 954,369

 Total Semiconductors & Semiconductor Equipment

 $

 1,420,580

 Telecommunication Services - 3.2%

 Integrated Telecommunication Services - 3.2%

 13,570

 AT&T, Inc.

 $

 511,589

 3,721

 CenturyLink, Inc.

 150,328

 29,666

 Verizon Communications, Inc.

 1,351,880

 $

 2,013,797

 Total Telecommunication Services

 $

 2,013,797

 Utilities - 3.3%

 Electric Utilities - 2.4%

 21,544

 American Electric Power Co., Inc.

 $

 946,643

 19,284

 PPL Corp.

 560,200

 $

 1,506,843

 Multi-Utilities - 0.9%

 17,574

 Ameren Corp.

 $

 574,143

 Total Utilities

 $

 2,080,986

 TOTAL COMMON STOCKS

 (Cost $48,263,702)

 $

 61,794,825

 TOTAL INVESTMENT IN SECURITIES - 98.7%

 (Cost $48,263,702) (a)

 $

 61,794,825

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 812,598

 TOTAL NET ASSETS - 100.0%

 $

 62,607,423

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At September 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $49,044,259 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 14,560,546

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,809,980)

 Net unrealized gain

 $

 12,750,566

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
61,794,825

$
-

$
-

$
61,794,825

 Total

$
61,794,825

$
-

$
-

$
61,794,825

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Research Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date November 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date November 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date November 29, 2012 * Print the name and title of each signing officer under his or her signature.